INVENTORY (Tables)	12 Months Ended
Nov. 30, 2022
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORY	Inventory consisted of the following as of November 30:
	2022	2021
Raw materials	$347,207	$315,462
Work in process	-	102,989
Total Inventory	347,207	418,451